Summary of Significant Accounting Policies - Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 58,768	¥ 26,177
Loss pertaining to finance receivables	35,515	19,703	¥ 20,635
Interest income generated from financing receivables	168,395	183,709	¥ 125,963
Other non-current assets
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 40,340	¥ 37,416
Minimum
Financing receivables
Credit term for financing services	3 months
Maximum
Financing receivables
Credit term for financing services	3 years